Leasing (Details) - Schedule of Right for use Asset - Office Building [Member] - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost [Member]
Cost
Balance at beginning	₪ 1,562
Additions	1,129
Balance at ending	2,691	₪ 1,562
Balance as of January 1, 2022 and December 31, 2022		1,562
Accumulated amortization [Member]
Cost
Balance at beginning	995	570
Additions	425
Additions		425
Balance at ending	1,420	995
Amortized cost	₪ 1,271	₪ 567